29. Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share

The table below presents the determination of net income available to holders of common and preferred shares and the weighted average number of common and preferred shares outstanding used to calculate basic and diluted earnings per share in each reporting period:

	2018			2017			2016
	Preferred	Common	Total	Preferred	Common	Total	Preferred	Common	Total
				Restated			Restated
Basic numerator
Net income (loss) allocated to common and preferred shareholders - continuing operations	813	441	1,254	294	161	455	(68)	(41)	(109)
Net income (loss) allocated to common and preferred shareholders - discontinued operations	(38)	(23)	(61)	81	44	125	(265)	(159)	(424)
Net income (loss) allocated to common and preferred shareholders	775	418	1,193	375	205	580	(333)	(200)	(533)

Basic denominator (millions of shares)
Weighted average of shares	167	100	267	166	100	266	166	100	266

Basic earnings per millions of shares (R$) - continuing operations	4.86842	4.42584		1.77904	1.61730		(0.41213)	(0.41213)
Basic earnings per millions of shares (R$) - discontinued operations	(0.22714)	(0.22714)		0.47908	0.43554		(1.59905)	(1.59905)
Basic earnings per millions of shares (R$) - total	4.64129	4.19870		2.25812	2.05284		(2.01118)	(2.01118)

Diluted numerator
Net income (loss) allocated to common and preferred shareholders - continuing operations	813	441	1,254	294	161	455	(68)	(41)	(109)
Net income (loss) allocated to common and preferred shareholders - discontinued operations	(38)	(23)	(61)	81	44	125	(265)	(159)	(424)
Net income (loss) allocated to common and preferred shareholders	775	418	1,193	375	205	580	(333)	(200)	(533)

Diluted denominator
Weighted average of shares (in millions)	167	100	267	166	100	266	166	100	266
Stock option	1	-	1	1	-	1	-	-	-
Diluted weighted average of shares (millions)	168	100	268	167	100	267	166	100	266

Diluted earnings per millions of shares (R$) – continuing operations	4.83520	4.42584		1.76950	1.61730		(0.41213)	(0.41213)
Diluted earnings per millions of shares (R$) – discontinued operations	(0.22559)	(0.22714)		0.47650	0.43554		(1.59905)	(1.59905)
Diluted earnings per millions of shares (R$) – total	4.60961	4.19870		2.24600	2.05284		(2.01118)	(2.01118)

For the year ended December 31, 2016, potential shares issued under the stock option plan were not included in the diluted earning per share as their effect would have been antidilutive.